Condensed Consolidated Interim Statements of Comprehensive Loss (unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Administrative Expenses
Advertising and investor relations	$ 156,068	$ 220,383	$ 271,132	$ 360,467
Amortisation - intangible asset (Note 5)	47,103	47,105	143,407	143,407
Amortisation - office lease (Note 8)	31,103		51,840
Amortisation - pilot plant (Note 6)	3,906,410	3,310,466	11,249,269	8,035,456
Carbon capture research & development			10,138
Consulting fees	1,262,673	228,027	2,024,676	626,184
Filing and transfer agent	365,613	34,617	552,233	113,966
Foreign exchange	1,669,944	(62,925)	1,933,145	(664,251)
Management fees (Note 12)	1,484,715	342,721	2,224,949	1,194,159
Office and administration	696,073	184,656	1,924,468	373,790
Patent	91,017	47,304	327,177	153,509
Pilot plant operations (Note 6)	1,489,602	1,103,315	5,770,808	3,072,222
Preliminary economic assessment		15,380	87,130	15,380
Professional fees	940,955	141,552	1,623,826	351,803
Project investigation	310,104	65,841	885,964	65,841
Share-based payments(Notes 11 and 12)	1,323,477	4,077,810	2,510,322	4,369,031
Travel	52,174	400	177,801	458
Loss from operations before other items	(13,827,031)	(9,756,652)	(31,768,285)	(18,211,422)
Other (expenses) income
Interest Income, net of fees	91,937		110,514
Interest and accretion expense	(5,890)	(45,782)	(10,106)	(142,609)
Other (expenses) income	86,047	(45,782)	100,408	(142,609)
Net loss	(13,740,984)	(9,802,434)	(31,667,877)	(18,354,031)
Other comprehensive gain/(loss)
Currency translation differences of foreign operations	(546,300)	(543,331)	386,954	(3,840,170)
Total comprehensive loss	$ (14,287,284)	$ (10,345,765)	$ (31,280,923)	$ (22,194,201)
Diluted loss per share	$ (0.08)	$ (0.07)	$ (0.21)	$ (0.16)
Basic loss per share	$ (0.08)	$ (0.07)	$ (0.21)	$ (0.16)
Weighted average number of common shares outstanding - basic and diluted	162,264,667	131,278,932	148,063,938	116,861,235